Convertible Notes Payable (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jul. 31, 2015	Jul. 31, 2014
Beneficial conversion discount	$ 521,122	$ 331,561	$ 1,142,949	$ 1,118,979
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member]
Total convertible notes payable	2,586,472		1,142,949	$ 1,118,979
Beneficial conversion discount			1,142,949
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due October 31, 2016 [Member]
Total convertible notes payable	$ 331,561		$ 331,561
Conversion Price (in dollars per share)	$ 0.01		$ 0.01
Issuance Date	Oct. 31, 2014		Oct. 31, 2014
Beneficial conversion discount			$ 331,561
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due January 31, 2017 [Member]
Total convertible notes payable	$ 269,815		$ 269,815
Conversion Price (in dollars per share)	$ 0.025		$ 0.025
Issuance Date	Jan. 31, 2015		Jan. 31, 2015
Beneficial conversion discount			$ 269,815
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due April 30, 2017 [Member]
Total convertible notes payable	$ 266,112		$ 266,112
Conversion Price (in dollars per share)	$ 0.90		$ 0.90
Issuance Date	Apr. 30, 2015		Apr. 30, 2015
Beneficial conversion discount			$ 266,112
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due July 31, 2017 [Member]
Total convertible notes payable	$ 275,461		$ 275,461
Conversion Price (in dollars per share)	$ 0.80		$ 0.80
Issuance Date	Jul. 31, 2015		Jul. 31, 2015
Beneficial conversion discount			$ 275,461
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due October 31, 2018 [Member]
Total convertible notes payable	$ 521,122			$ 117,719
Conversion Price (in dollars per share)	$ 0.45			$ 0.01
Issuance Date	Oct. 31, 2015			Jan. 31, 2014